Basic and Diluted Earnings Per Share - Additional Information (Detail) (HKD)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares, par value	0.001	[1]	0.001	[1]
Ordinary shares, authorized	5,000,000,000	[1]	5,000,000,000	[1]
Ordinary shares, issued	118,328,437	[1]	117,434,531	[1]
Ordinary shares, outstanding	118,328,437	[1]	117,434,531	[1]
Share options to purchase ordinary shares that were not included in the computation of diluted income per common share because their effect were anti-dilutive			38,807		109,439
Class A ordinary shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares, par value	0.001		0.001
Ordinary shares, authorized	4,000,000,000		4,000,000,000
Number Of Votes Per Share	1
Ordinary shares, issued	89,208,530		87,814,624
Ordinary shares, outstanding	89,208,530		87,814,624
Class B ordinary shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares, par value	0.001		0.001
Ordinary shares, authorized	1,000,000,000		1,000,000,000
Number Of Votes Per Share	5
Ordinary shares, issued	29,119,907		29,619,907
Ordinary shares, outstanding	29,119,907		29,619,907

[1]	Ordinary shares of the Company consists of Class A and Class B ordinary shares as follows: 1. Class A ordinary shares, HK$0.001 par value per share, 4,000,000,000 shares authorized, 87,814,624 shares and 89,208,530 shares issued and outstanding as of December 31, 2012 and 2013, respectively. 2. Class B ordinary shares, HK$0.001 par value per share, 1,000,000,000 shares authorized, 29,619,907 shares and 29,119,907 shares issued and outstanding as of December 31, 2012 and 2013, respectively.